TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 1

dated August 7, 2007
to the May 1, 2007 Prospectus

GROWTH EQUITY FUND

The portfolio management team of the Growth Equity Fund has changed. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

Gregory B. Luttrell is no longer a member of the portfolio management team for the Growth Equity Fund. Therefore, the row containing Mr. Luttrell’s biographical information on page 37 of the Prospectus should be deleted in its entirety.

Andrea Mitroff has been added to the Growth Equity Fund’s portfolio management team. Therefore, the following biographical information should be added to the Fund’s portfolio management team disclosure on page 37 of the Prospectus:

	Portfolio Role/		Total Experience
	Coverage/		(since dates specified below)
Name & Title	Expertise/Specialty	Experience Over Past 5 Years	At TIAA	Total	On Team
Andrea Mitroff	Stock Selection	Teachers Advisors, Inc., TIAA and	2006	1988	2007
Managing Director		its affiliates – 2006 to Present;
Merrill Lynch Investment
Managers - 1999 to 2006.

Susan Hirsch will continue to be a member of the portfolio management team for the Growth Equity Fund and has assumed the role of Lead Portfolio Manager for the Fund.

A11464 8/07

TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 1

dated August 7, 2007
to the Statement of Additional Information (SAI)
dated May 1, 2007

ALL FUNDS

Frances Nolan and Susan S. Kozik have each resigned from their respective positions as Executive Vice President of the TIAA-CREF Life Funds. Consequently, Ms. Nolan and Ms. Kozik should be removed from the list of officers on page B-21 of the SAI.

GROWTH EQUITY FUND

The portfolio management team of the Growth Equity Fund has changed. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Gregory B. Luttrell is no longer a member of the portfolio management team for the Growth Equity Fund. Therefore, the row containing information on Mr. Luttrell on page B-25 of the SAI should be deleted in its entirety.

Andrea Mitroff has been added to the Growth Equity Fund’s portfolio management team. Therefore, the following information should be added to the Fund’s portfolio management team disclosure on page B-25 of the SAI:

	Number of Other Accounts Managed		Total Assets In Accounts
Managed (millions)
	Registered		Registered		Dollar Range of
Name of	Investment	Other Pooled	Investment	Other Pooled	Equity Securities
Portfolio Manager	Companies	Investment Vehicles	Companies	Investment Vehicles	Owned in Fund
Andrea Mitroff*	3	0	$13,386	$0	$0

*	The information in this chart is as of June 30, 2007 except for “Number of Other Accounts Managed,” which reflects Ms. Mitroff’s more recent addition to the portfolio management teams of other affiliated funds.

Susan Hirsch will continue to be a member of the portfolio management team for the Growth Equity Fund and has assumed the role of Lead Portfolio Manager for the Fund.

A11465 8/07